Venezuela Currency Regulations and Re-Measurement	9 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
Venezuela Currency Regulations and Re-Measurement

3. VENEZUELA CURRENCY REGULATIONS AND RE-MEASUREMENT

      The functional currency of CNH Industrial’s Venezuelan subsidiary is the U.S. dollar. At the end of each period, CNH Industrial re-measures the net monetary assets of its Venezuelan subsidiary from the bolivar fuerte (“Bs.F.” or “bolivars”) to the U.S. dollar at the rate it believes is legally available to the Company. As of September 30, 2015, there was a three-tiered exchange rate mechanism in Venezuela for exchanging bolivars into U.S. dollars: (1) the government-operated National Center of Foreign Commerce (CENCOEX), which has a fixed exchange rate of 6.3 bolivars per U.S. dollar mainly intended for the import of essential goods and services by designated industry sectors; (2) the auction-based Supplementary Foreign Currency Administration System (SICAD), which is intended for certain transactions, including foreign investments with a rate of 13.5 Bs.F. per U.S. dollar; and (3) an open market Marginal Foreign Exchange System (SIMADI), established in February 2015, which is available to companies and individuals to exchange foreign currency based on supply and demand, with a rate of 199.42 Bs.F. per U.S. dollar.

Based on changes to the way Venezuela’s exchange rate mechanism operated, in 2014 CNH Industrial changed the Bs.F. rate used to re-measure its Venezuelan subsidiary’s financial statements in U.S. dollars. Effective March 31, 2014, CNH Industrial began using the exchange rate determined by U.S. dollar auctions conducted under the SICAD I. As a result, in the first quarter of 2014, CNH Industrial recorded a pre- and after-tax re-measurement charge of $64 million.

Until June 30, 2015, CNH Industrial considered the SICAD rate the appropriate rate to use to convert the net monetary assets denominated in bolivars of its Venezuelan subsidiary. The SICAD exchange rate used at June 30, 2015 was 12.8 Bs.F. to the U.S. dollar, the latest rate at which, at the beginning of July 2015, bolivars were exchanged for U.S. dollars in a SICAD auction to which the Venezuelan subsidiary was admitted.

During the third quarter of 2015, due to the progressively deteriorating economic conditions in Venezuela, and the limited availability of U.S. dollars, CNH Industrial determined that the SIMADI exchange rate is the most appropriate rate to use as of September 30, 2015. As a result, the Company has adopted the SIMADI exchange rate in the third quarter to re-measure the net monetary assets denominated in bolivars and to convert revenues and expenses of its Venezuelan subsidiary adopting the SIMADI rate of Bs.F 199.42 per U.S. dollar. The Company now considers the SIMADI rate more reflective of the current economic environment in Venezuela and future transactions at the SICAD rate appear highly unlikely. As a result, CNH Industrial recorded in “Other, net” in the condensed consolidated statement of operations, for the three and nine months ended September 30, 2015, a pre- and after-tax charge of $150 million primarily related to this re-measurement. In this context, the Company assessed the non-monetary assets of its Venezuelan operations for impairment, which resulted in no additional charges. Following the adoption of the SIMADI rate and related re-measurement, CNH Industrial’s results of operations in Venezuela in the three months ended September 30, 2015 generated less than 1% of both the Company’s net revenues and operating profit.

As of September 30, 2015, the Company continues to control and therefore consolidate its Venezuelan operations. Despite the significant macroeconomic challenges in the country, CNH Industrial intends to continue its presence in the Venezuelan market for the foreseeable future. CNH Industrial continues to monitor the Venezuelan economic situation and is actively engaged in discussions with the Venezuelan government agencies concerning its ongoing business activities. If, in the future, it concludes that it no longer maintains control over its operations in Venezuela, CNH Industrial may need to de-consolidate its operations in Venezuela, which would result in a pre- and after-tax charge of approximately $140 million using the current exchange rate of 199.42 Bs.F. per U.S. dollar.